Common Stock, Preferred Stock and Warrants - Changes in warrants outstanding issued to non-employees of the Company (Details)	6 Months Ended
Oct. 31, 2020 USD ($) $ / shares shares
Balance at start of period
Number of warrants | shares
Weighted average exercise price
Weighted average grant date fair value
Value if exercised | $
Granted
Number of warrants | shares	399,998
Weighted average exercise price	$ 1.50
Weighted average grant date fair value	$ 0.67
Expiration Date	5 years
Value if exercised | $	$ 599,997
Exercised
Number of warrants | shares
Weighted average exercise price
Weighted average grant date fair value
Value if exercised | $
Cancelled/Expired
Number of warrants | shares
Weighted average exercise price
Weighted average grant date fair value
Value if exercised | $
Outstanding at end of period
Number of warrants | shares	399,998
Weighted average exercise price	$ 1.50
Weighted average grant date fair value	$ 0.67
Expiration Date	4 years 11 months 1 day
Value if exercised | $	$ 599,997